TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic	$ 16,165	$ 10,462	$ 7,197
Foreign	2,266	6,092	7,866
Income before taxes on income	$ 18,431	$ 16,554	$ 15,063